Net Loss per Share - Schedule of Excluded from the Computation of Diluted Net Earnings per Share of Class A Common Stock (Details)	12 Months Ended
	Dec. 31, 2024 shares
Warrants [Member]
Schedule of Excluded from the Computation of Diluted Net Earnings per Share of Class A Common Stock [Line Items]
Potentially dilutive securities	13,800,000	[1]
Convertible promissory notes [Member]
Schedule of Excluded from the Computation of Diluted Net Earnings per Share of Class A Common Stock [Line Items]
Potentially dilutive securities	1,851,852	[2]
Series A Preferred Stock [Member]
Schedule of Excluded from the Computation of Diluted Net Earnings per Share of Class A Common Stock [Line Items]
Potentially dilutive securities	1,500,000	[3]

[1]	Represents number of instruments outstanding at the end of the period that were evaluated under the treasury stock method for potentially dilutive effects and were determined to be anti-dilutive.
[2]	Represents number of shares that would be issued to settle the convertible promissory note as of the end of the period
[3]	Represents number of Preferred Units outstanding at the end of the period that were excluded using the if-converted method.